Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222712
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%	8.20%
Without Sales Load [Member] | C000222713
Average Annual Return [Line Items]
Average Annual Return, Percent	23.09%	8.39%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	8.09%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	8.09%